CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (in USD per share)	$ 5.00	$ 5.00
Preferred stock, shares authorized (in shares)	15,000,000	15,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in USD per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,921,298	9,616,275
Common stock, shares outstanding (in shares)	11,058,956	8,751,923
Treasury stock (in shares)	862,342	864,352